CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Of Profit Or Loss And Other Comprehensive Income [Abstract]
REVENUE	$ 75,676	$ 57,264	$ 49,133
Other income and gains	6,119	7,125	13,901
Research and development expenses	(232,160)	(161,943)	(60,637)
Administrative expenses	(23,147)	(6,752)	(2,769)
Selling and distribution expenses	(49,571)	(25,620)	(1,160)
Other expenses	(346)	(221)	(2)
Fair value loss of convertible redeemable preferred shares	(79,984)
Finance costs	(4,209)	(223)	(82)
LOSS BEFORE TAX	(307,622)	(130,370)	(1,616)
Income tax credit/(expense)	4,145	(2,602)	(1,168)
LOSS FOR THE YEAR	(303,477)	(132,972)	(2,784)
Attributable to:
Equity holders of the parent	$ (303,477)	$ (132,972)	$ (2,784)
LOSS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT
Basic	$ (1.28)	$ (0.66)	$ (0.01)
Diluted	$ (1.28)	$ (0.66)	$ (0.01)
Exchange differences:
Exchange differences on translation of foreign operations	$ (2,142)	$ 182	$ (1,437)
Net other comprehensive (loss)/income that may be reclassified to profit or loss in subsequent periods	(2,142)	182	(1,437)
OTHER COMPREHENSIVE (LOSS)/INCOME FOR THE YEAR, NET OF TAX	(2,142)	182	(1,437)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(305,619)	(132,790)	(4,221)
Attributable to:
Equity holders of the parent	$ (305,619)	$ (132,790)	$ (4,221)